Fair Value of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Maturity term	1 year
Short-term deposits	$ 136,838	$ 29,243
Liquidity Risk [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Maturity term	30 days
Cash and cash equivalents	$ 66,200	11,500
Short-term deposits	136,800	29,200
Current financial liabilities	$ 59,100	$ 12,200
Foreign Currency Risk [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Cash and cash equivalents	6.50%
Investment Risk [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Investments	$ 3,200